UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Mid-Cap Index Fund

Investor Class (TRMNX)

This semi-annual shareholder report contains important information about Mid-Cap Index Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Index Fund - Investor Class	$14	0.27%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$503,746
Number of Portfolio Holdings	526
Table Summary

Portfolio Turnover Rate	35.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Industrials & Business Services	23.6%
Information Technology	20.5
Financials	13.1
Health Care	10.2
Consumer Discretionary	9.3
Communication Services	6.3
Materials	4.8
Real Estate	4.5
Energy	3.4
Other	4.3

Top Ten Holdings (as a % of Net Assets)

Table Summary
Space Exploration Technologies	1.6%
Snowflake	1.5
Bloom Energy	1.4
Cloudflare	1.4
Astera Labs	1.3
Spotify Technology	1.3
Rocket Lab	1.0
Cheniere Energy	0.9
NU Holdings	0.8
Ferguson Enterprises	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F32-053 8/26

Mid-Cap Index Fund

Investor Class (TRMNX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Mid-Cap Index Fund

I Class (TRMSX)

This semi-annual shareholder report contains important information about Mid-Cap Index Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Index Fund - I Class	$7	0.14%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$503,746
Number of Portfolio Holdings	526
Table Summary

Portfolio Turnover Rate	35.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Industrials & Business Services	23.6%
Information Technology	20.5
Financials	13.1
Health Care	10.2
Consumer Discretionary	9.3
Communication Services	6.3
Materials	4.8
Real Estate	4.5
Energy	3.4
Other	4.3

Top Ten Holdings (as a % of Net Assets)

Table Summary
Space Exploration Technologies	1.6%
Snowflake	1.5
Bloom Energy	1.4
Cloudflare	1.4
Astera Labs	1.3
Spotify Technology	1.3
Rocket Lab	1.0
Cheniere Energy	0.9
NU Holdings	0.8
Ferguson Enterprises	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F534-053 8/26

Mid-Cap Index Fund

I Class (TRMSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Mid-Cap Index Fund

Z Class (TRSZX)

This semi-annual shareholder report contains important information about Mid-Cap Index Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Index Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$503,746
Number of Portfolio Holdings	526
Table Summary

Portfolio Turnover Rate	35.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Industrials & Business Services	23.6%
Information Technology	20.5
Financials	13.1
Health Care	10.2
Consumer Discretionary	9.3
Communication Services	6.3
Materials	4.8
Real Estate	4.5
Energy	3.4
Other	4.3

Top Ten Holdings (as a % of Net Assets)

Table Summary
Space Exploration Technologies	1.6%
Snowflake	1.5
Bloom Energy	1.4
Cloudflare	1.4
Astera Labs	1.3
Spotify Technology	1.3
Rocket Lab	1.0
Cheniere Energy	0.9
NU Holdings	0.8
Ferguson Enterprises	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1261-053 8/26

Mid-Cap Index Fund

Z Class (TRSZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRMNX Mid-Cap Index Fund
TRMSX Mid-Cap Index Fund–
.
I Class
TRSZX Mid-Cap Index Fund–
.
Z Class

T. ROWE PRICE Mid-Cap Index Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 22 .10 $ 20 .84 $ 17 .65 $ 13 .72 $ 19 .55 $ 18 .37
Investment
activities
Net investment
income
(1)(2)
0 .10 0 .16 0 .15 0 .15 0 .16 0 .13
Net realized and
unrealized gain/
loss 3 .12 2 .49 3 .37 3 .91 ( 5 .74 ) 1 .82
Total from
investment
activities 3 .22 2 .65 3 .52 4 .06 ( 5 .58 ) 1 .95
Distributions
Net investment
income — ( 0 .17 ) ( 0 .10 ) ( 0 .13 ) ( 0 .14 ) ( 0 .11 )
Net realized gain — ( 1 .22 ) ( 0 .23 ) — ( 0 .11 ) ( 0 .66 )
Total distributions — ( 1 .39 ) ( 0 .33 ) ( 0 .13 ) ( 0 .25 ) ( 0 .77 )
NET ASSET
VALUE
End of period $ 25 .32 $ 22 .10 $ 20 .84 $ 17 .65 $ 13 .72 $ 19 .55

T. ROWE PRICE Mid-Cap Index Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
14 .57% 12 .54% 19 .84% 29 .65% ( 28 .63 ) % 10 .69%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .75%
(4)
0 .90% 0 .30% 0 .35% 2 .54% 1 .46%
Net expenses
after waivers/
payments by
Price Associates 0 .27%
(4)
0 .27% 0 .27% 0 .27% 0 .27% 0 .30%
Net investment
income 0 .85%
(4)
0 .74% 0 .82% 0 .99% 1 .00% 0 .69%
Portfolio turnover
rate 35 .0% 39 .3% 31 .7% 29 .5% 23 .4% 34 .7%
Net assets, end
of period (in
thousands) $125 $109 $103 $214 $166 $237
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Mid-Cap Index Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 22 .08 $ 20 .85 $ 17 .70 $ 13 .75 $ 19 .60 $ 18 .42
Investment
activities
Net investment
income
(1)(2)
0 .11 0 .22 0 .19 0 .17 0 .18 0 .18
Net realized and
unrealized gain/
loss 3 .13 2 .44 3 .37 3 .93 ( 5 .76 ) 1 .79
Total from
investment
activities 3 .24 2 .66 3 .56 4 .10 ( 5 .58 ) 1 .97
Distributions
Net investment
income — ( 0 .21 ) ( 0 .18 ) ( 0 .15 ) ( 0 .16 ) ( 0 .13 )
Net realized gain — ( 1 .22 ) ( 0 .23 ) — ( 0 .11 ) ( 0 .66 )
Total distributions — ( 1 .43 ) ( 0 .41 ) ( 0 .15 ) ( 0 .27 ) ( 0 .79 )
NET ASSET
VALUE
End of period $ 25 .32 $ 22 .08 $ 20 .85 $ 17 .70 $ 13 .75 $ 19 .60

T. ROWE PRICE Mid-Cap Index Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
14 .67% 12 .57% 19 .99% 29 .87% ( 28 .57 ) % 10 .77%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .22%
(4)
0 .25% 0 .30% 0 .40% 0 .44% 0 .56%
Net expenses
after waivers/
payments by
Price Associates 0 .14%
(4)
0 .14% 0 .14% 0 .14% 0 .14% 0 .16%
Net investment
income 0 .98%
(4)
1 .00% 0 .98% 1 .12% 1 .15% 0 .86%
Portfolio turnover
rate 35 .0% 39 .3% 31 .7% 29 .5% 23 .4% 34 .7%
Net assets, end
of period (in
thousands) $183,395 $157,396 $138,433 $114,837 $80,256 $90,604
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Mid-Cap Index Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 22 .10 $ 20 .86 $ 17 .71 $ 13 .75 $ 19 .60 $ 18 .41
Investment
activities
Net investment
income
(1)(2)
0 .13 0 .25 0 .22 0 .20 0 .21 0 .22
Net realized and
unrealized gain/
loss 3 .13 2 .45 3 .37 3 .93 ( 5 .77 ) 1 .79
Total from
investment
activities 3 .26 2 .70 3 .59 4 .13 ( 5 .56 ) 2 .01
Distributions
Net investment
income — ( 0 .24 ) ( 0 .21 ) ( 0 .17 ) ( 0 .18 ) ( 0 .16 )
Net realized gain — ( 1 .22 ) ( 0 .23 ) — ( 0 .11 ) ( 0 .66 )
Total distributions — ( 1 .46 ) ( 0 .44 ) ( 0 .17 ) ( 0 .29 ) ( 0 .82 )
NET ASSET
VALUE
End of period $ 25 .36 $ 22 .10 $ 20 .86 $ 17 .71 $ 13 .75 $ 19 .60

T. ROWE PRICE Mid-Cap Index Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
14 .75% 12 .75% 20 .12% 30 .09% ( 28 .47 ) % 11 .00%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .18%
(4)
0 .21% 0 .25% 0 .32% 0 .40% 0 .60%
Net expenses
after waivers/
payments by
Price Associates 0 .00%
(4)
0 .00% 0 .00% 0 .00% 0 .00% 0 .01%
Net investment
income 1 .15%
(4)
1 .16% 1 .15% 1 .31% 1 .37% 1 .09%
Portfolio turnover
rate 35 .0% 39 .3% 31 .7% 29 .5% 23 .4% 34 .7%
Net assets, end
of period (in
thousands) $320,226 $189,960 $96,405 $37,136 $11,404 $1,132
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Mid-Cap Index Fund
June 30, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.7%
COMMUNICATION SERVICES  6.3%
Diversified Telecommunication Services  2.2%
AST SpaceMobile (1)(2) 22,797 2,026
Globalstar (1) 4,587 373
Iridium Communications  8,270 454
Liberty Global, Class A (1) 14,822 168
Liberty Global, Class C (1) 11,336 125
Space Exploration Technologies, Class A (1) 47,123 8,051
11,197
Entertainment  2.7%
Liberty Media Corp-Liberty Formula One, Class A (1) 2,074 181
Liberty Media Corp-Liberty Formula One, Class C (1) 19,348 1,841
Madison Square Garden Sports (1) 1,443 580
ROBLOX, Class A (1) 56,564 3,076
Roku (1) 11,627 1,606
Spotify Technology (1) 14,068 6,459
13,743
Interactive Media & Services  0.8%
Match Group  20,597 784
People (1) 5,575 257
Pinterest, Class A (1) 43,414 913
Reddit, Class A (1) 11,882 2,062
4,016
Media  0.5%
Liberty Broadband, Class A (1) 1,495 50
Liberty Broadband, Class C (1) 10,196 339
New York Times, Class A  13,649 955
Nexstar Media Group  2,574 460
NIQ Global Intelligence (1)(2) 5,182 48
Sirius XM Holdings  15,983 472
Versant Media Group  12,742 459
2,783
Wireless Telecommunication Services  0.1%
Millicom International Cellular  8,015 727
727
Total Communication Services 32,466
CONSUMER DISCRETIONARY  9.3%
Automobile Components  0.5%
BorgWarner  18,243 1,211

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Gentex  19,180 485
Lear  4,477 600
QuantumScape (1)(2) 43,994 333
2,629
Automobiles  0.3%
Rivian Automotive, Class A (1) 74,901 1,300
Thor Industries (2) 4,418 332
1,632
Broadline Retail  0.7%
Coupang (1) 110,968 1,928
Dillard's, Class A (2) 281 148
Etsy (1) 8,310 626
Macy's  23,358 550
Ollie's Bargain Outlet Holdings (1) 5,397 415
3,667
Distributors  0.2%
LKQ  22,514 593
Pool  2,851 612
1,205
Diversified Consumer Services  0.7%
ADT  49,350 321
Bright Horizons Family Solutions (1) 4,603 326
Duolingo (1) 3,477 400
Grand Canyon Education (1) 2,278 326
H&R Block  11,337 432
Liberty Live Holdings, Class A (1) 1,719 174
Liberty Live Holdings, Class C (1) 4,295 454
Service Corp. International  11,889 903
3,336
Hotels, Restaurants & Leisure  2.9%
Aramark  23,326 1,327
Boyd Gaming  4,612 407
Caesars Entertainment (1) 18,166 548
Cava Group (1) 8,902 699
Choice Hotels International (2) 2,446 270
Churchill Downs  5,914 530
DraftKings, Class A (1) 42,269 1,068
Dutch Bros, Class A (1) 10,403 747
Flutter Entertainment (1) 12,613 1,289
Hyatt Hotels, Class A (2) 3,517 682
Planet Fitness, Class A (1) 6,942 362

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Restaurant Brands International (2) 30,542 2,215
Texas Roadhouse  5,852 1,131
Travel + Leisure  5,354 409
Vail Resorts (2) 3,164 431
Viking Holdings (1) 15,772 1,651
Wingstop  2,412 418
Wyndham Hotels & Resorts  6,584 554
14,738
Household Durables  1.1%
Mohawk Industries (1) 4,506 547
SharkNinja (1) 7,421 1,130
Somnigroup International  18,128 1,421
Toll Brothers  8,394 1,383
TopBuild (1)(2) 2,485 881
Whirlpool (2) 5,516 217
5,579
Leisure Products  0.2%
Brunswick  5,820 490
Mattel (1) 25,346 352
YETI Holdings (1) 6,615 328
1,170
Specialty Retail  2.1%
AutoNation (1) 2,224 413
Bath & Body Works  18,166 420
Burlington Stores (1) 5,578 1,767
CarMax (1) 12,547 664
Chewy, Class A (1) 20,784 408
Dick's Sporting Goods (2) 5,625 1,276
Five Below (1) 4,812 865
Floor & Decor Holdings, Class A (1) 9,577 568
GameStop, Class A (1) 36,316 802
Gap  20,102 375
Lithia Motors (2) 1,991 578
Murphy USA  1,482 799
Penske Automotive Group  1,552 278
Valvoline (1) 11,478 454
Wayfair, Class A (1) 9,226 853
10,520
Textiles, Apparel & Luxury Goods  0.6%
Amer Sports (1) 16,279 551
Birkenstock Holding (1)(2) 3,528 152
Columbia Sportswear  1,887 116

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Crocs (1) 4,350 525
On Holding, Class A (1) 20,043 710
PVH  3,983 296
VF  31,603 527
2,877
Total Consumer Discretionary 47,353
CONSUMER STAPLES  2.5%
Beverages  0.4%
Celsius Holdings (1) 15,371 450
Coca-Cola Consolidated  5,023 959
Primo Brands  21,959 537
1,946
Consumer Staples Distribution & Retail  1.2%
Albertsons, Class A  29,990 406
BJ's Wholesale Club Holdings (1) 11,443 998
Maplebear (1) 13,579 643
Performance Food Group (1) 13,396 1,497
Sprouts Farmers Market (1) 8,299 702
U.S. Foods Holding (1) 19,528 1,997
6,243
Food Products  0.8%
Campbell's Company (2) 17,660 393
Conagra Brands  42,108 567
Darling Ingredients (1) 13,881 758
Freshpet (1) 4,251 251
Ingredion  5,631 533
JBS, Class A  28,652 340
Lamb Weston Holdings  11,872 513
Pilgrim's Pride  3,726 105
Post Holdings (1) 3,569 315
Seaboard  22 98
Smithfield Foods  4,043 98
3,971
Household Products  0.0%
Reynolds Consumer Products  4,795 129
129
Personal Care Products  0.1%
elf Beauty (1) 5,071 375
375
Total Consumer Staples 12,664

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
ENERGY  3.4%
Energy Equipment & Services  0.7%
NOV  31,663 587
TechnipFMC  35,183 2,333
Weatherford International  6,353 518
3,438
Oil, Gas & Consumable Fuels  2.7%
Antero Midstream  29,259 666
Antero Resources (1) 26,310 924
Cheniere Energy  18,641 4,455
Chord Energy  4,992 570
DT Midstream  9,056 1,329
HF Sinclair  13,720 956
Matador Resources  10,395 517
Ovintiv  25,179 1,326
Permian Resources, Class A  70,347 1,295
Range Resources  20,673 769
Viper Energy, Class A  16,789 712
13,519
Total Energy 16,957
FINANCIALS  13.1%
Banks  3.9%
Bank OZK  9,263 483
BOK Financial (2) 1,657 230
Central BanCo  1,716 52
Columbia Banking System  25,560 819
Commerce Bancshares  12,004 693
Cullen/Frost Bankers  5,234 809
East West Bancorp  12,109 1,563
First Citizens BancShares, Class A  713 1,484
First Hawaiian  10,624 311
First Horizon  41,982 1,076
FNB  31,133 594
NU Holdings, Class A (1) 308,840 4,126
Pinnacle Financial Partners  13,292 1,341
Popular  5,652 928
Prosperity Bancshares  8,656 632
SOUTHSTATE BANK  8,596 859
TFS Financial (2) 4,597 82
Webster Financial  14,293 1,092
Western Alliance Bancorp  9,387 772
Wintrust Financial  5,882 945

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Zions Bancorp  12,861 890
19,781
Capital Markets  2.9%
Affiliated Managers Group  2,263 766
Blue Owl Capital (2) 59,297 519
Brookfield Asset Management, Class A  33,736 1,513
Bullish (1)(2) 1,820 43
Carlyle Group  23,527 991
Evercore, Class A  3,253 1,111
Freedom Holding (1)(2) 1,586 207
Galaxy Digital, Class A (1) 16,840 460
Hamilton Lane, Class A  3,457 272
Houlihan Lokey  4,833 648
Jefferies Financial Group  13,442 672
Lazard  8,196 344
LPL Financial Holdings  7,129 2,008
MarketAxess Holdings  3,070 348
Morningstar  1,710 267
SEI Investments  9,017 791
Stifel Financial  13,215 922
TPG  13,068 530
Tradeweb Markets, Class A  10,282 1,025
Virtu Financial, Class A  7,459 444
XP, Class A  35,309 574
14,455
Consumer Finance  0.9%
Ally Financial  24,638 1,132
Credit Acceptance (1)(2) 317 202
Figure Technology Solutions, Class A (1) 12,597 387
OneMain Holdings  10,233 624
SLM  16,831 436
SoFi Technologies (1)(2) 112,424 2,016
4,797
Financial Services  1.8%
Affirm Holdings (1) 24,944 2,034
Chime Financial, Class A (1) 23,423 480
Corebridge Financial  21,827 625
Equitable Holdings  24,801 1,088
Euronet Worldwide (1) 3,099 227
MGIC Investment  18,698 527
Rocket, Class A (1) 86,278 1,359
Shift4 Payments, Class A (1)(2) 4,928 240

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Toast, Class A (1) 42,444 1,181
UWM Holdings (2) 24,366 56
Voya Financial  8,178 740
Western Union (2) 27,258 210
WEX (1) 3,090 436
9,203
Insurance  2.9%
American Financial Group  5,875 822
Assured Guaranty  3,670 294
Axis Capital Holdings  6,496 698
Brighthouse Financial (1) 4,988 316
CNA Financial (2) 1,756 85
Fidelity National Financial  22,555 1,064
First American Financial  8,648 593
Hanover Insurance Group  3,081 660
Kinsale Capital Group  1,937 639
Lincoln National  15,448 546
Markel Group (1) 1,101 2,150
Old Republic International  19,980 818
Primerica  2,774 788
Reinsurance Group of America  5,830 1,240
RenaissanceRe Holdings  3,717 1,178
RLI  7,394 437
Ryan Specialty Holdings (2) 9,894 374
Unum Group  14,106 1,261
White Mountains Insurance Group  212 439
14,402
Mortgage Real Estate Investment Trusts  0.7%
AGNC Investment, REIT (2) 101,568 1,107
Annaly Capital Management, REIT  65,347 1,461
Rithm Capital, REIT  50,147 471
Starwood Property Trust, REIT  31,471 516
3,555
Total Financials 66,193
HEALTH CARE  10.2%
Biotechnology  5.2%
Alnylam Pharmaceuticals (1) 11,856 3,569
Arrowhead Pharmaceuticals (1) 11,976 976
Ascendis Pharma (1) 4,434 1,182
BioMarin Pharmaceutical (1) 16,999 973
Bridgebio Pharma (1) 14,988 1,116
Caris Life Sciences (1) 10,830 193

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Exelixis (1) 22,200 1,208
Halozyme Therapeutics (1) 10,415 815
Insmed (1) 19,104 2,037
Ionis Pharmaceuticals (1) 14,640 1,161
Madrigal Pharmaceuticals (1) 1,587 852
Natera (1) 12,149 3,298
Neurocrine Biosciences (1) 8,816 1,486
Revolution Medicines (1) 17,038 3,191
Roivant Sciences (1) 43,577 1,542
Summit Therapeutics (1)(2) 11,924 174
United Therapeutics (1) 3,687 1,998
Viking Therapeutics (1) 10,075 393
26,164
Health Care Equipment & Supplies  0.9%
Envista Holdings (1) 14,420 380
Globus Medical, Class A (1) 9,939 785
Medline, Class A (1) 39,953 1,576
Penumbra (1) 3,375 1,066
Teleflex  3,976 504
4,311
Health Care Providers & Services  1.3%
Chemed  1,155 538
Encompass Health  8,724 882
Ensign Group  5,010 803
Guardant Health (1) 11,336 1,701
Molina Healthcare (1) 4,562 1,043
Tenet Healthcare (1) 7,606 1,423
6,390
Health Care Technology  0.0%
Doximity, Class A (1) 11,433 237
237
Life Sciences Tools & Services  1.5%
Avantor (1) 58,438 578
Bio-Rad Laboratories, Class A (1) 1,636 480
Bruker  9,833 592
Illumina (1) 13,531 2,379
Medpace Holdings (1) 2,045 1,083
QIAGEN  18,228 713
Repligen (1) 4,719 644
Sotera Health (1) 25,214 448
Tempus AI, Class A (1)(2) 9,672 560
7,477

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Pharmaceuticals  1.3%
Axsome Therapeutics (1) 3,824 936
Corcept Therapeutics (1) 8,408 731
Elanco Animal Health (1) 43,805 1,078
Jazz Pharmaceuticals (1) 5,311 1,280
Organon  22,997 311
Royalty Pharma, Class A  36,847 2,066
6,402
Total Health Care 50,981
INDUSTRIALS & BUSINESS SERVICES  23.6%
Aerospace & Defense  5.0%
AeroVironment (1) 3,435 567
ATI (1) 12,053 2,376
BWX Technologies  8,148 1,586
Carpenter Technology  4,298 2,651
Curtiss-Wright  3,281 2,486
FTAI Aviation  9,033 2,444
HEICO  3,794 1,351
HEICO, Class A  6,712 1,731
Hexcel  6,637 664
Karman Holdings (1)(2) 6,009 300
Kratos Defense & Security Solutions (1) 16,399 818
Leonardo DRS  6,639 283
Loar Holdings (1)(2) 3,870 312
Rocket Lab (1) 47,838 4,863
StandardAero (1) 20,240 605
Woodward  5,285 2,249
25,286
Air Freight & Logistics  0.1%
GXO Logistics (1) 10,281 521
521
Building Products  1.7%
AAON  6,041 766
Advanced Drainage Systems  6,445 1,012
Armstrong World Industries  3,749 601
Carlisle  3,570 1,295
Fortune Brands Innovations  10,453 574
Hayward Holdings (1) 18,285 317
Louisiana-Pacific  5,719 450
Modine Manufacturing (1) 4,629 1,236
Owens Corning  7,095 1,128
Simpson Manufacturing  3,647 763

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Trex (1) 9,299 465
8,607
Commercial Services & Supplies  1.1%
Clean Harbors (1) 4,521 1,351
GFL Environmental  23,057 848
MSA Safety  3,273 571
RB Global (2) 16,560 1,929
Tetra Tech  23,049 666
5,365
Construction & Engineering  2.3%
AECOM  11,428 798
API Group (1) 33,957 1,438
Dycom Industries (1) 2,644 1,337
Everus Construction Group (1) 4,515 749
IES Holdings (1) 773 568
MasTec (1) 5,522 2,297
Primoris Services  4,848 480
Solv Energy, Class A (1) 3,397 116
Sterling Infrastructure (1) 2,676 2,246
Valmont Industries  1,679 970
WillScot Holdings (2) 15,931 460
11,459
Electrical Equipment  3.3%
Acuity  2,681 1,010
Bloom Energy, Class A (1) 23,905 7,236
Forgent Power Solutions, Class A (1) 11,329 633
Nextpower, Class A (1) 13,181 1,570
nVent Electric  14,310 2,427
Powell Industries  2,561 733
Regal Rexnord  5,907 1,407
Sensata Technologies Holding  12,815 612
Vicor (1) 2,184 830
X-Energy (1)(2) 3,702 68
16,526
Ground Transportation  1.4%
Avis Budget Group (1)(2) 1,528 226
Knight-Swift Transportation Holdings  14,015 1,091
Landstar System  2,992 619
Lyft, Class A (1) 34,029 497
Ryder System  3,326 877
Saia (1) 2,365 996
Schneider National, Class B  4,694 172

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
U-Haul Holding (1) 681 45
U-Haul Holding, Non-Voting  9,007 520
XPO (1) 10,148 2,083
7,126
Machinery  3.8%
AGCO  5,305 635
Allison Transmission Holdings  7,332 827
Chart Industries (1) 4,229 884
CNH Industrial  77,201 867
Crane (2) 4,388 979
Donaldson  10,228 918
Esab  5,140 507
Flowserve  11,289 837
Gates Industrial (1) 22,155 620
Graco  14,630 1,106
ITT  7,940 1,570
Lincoln Electric Holdings  4,743 1,259
Middleby (1) 3,841 661
Mueller Industries  9,663 1,188
Oshkosh  5,522 847
RBC Bearings (1) 2,776 1,788
SPX Technologies (1) 4,311 1,057
Timken  5,707 829
Toro  8,469 825
Watts Water Technologies, Class A  2,415 945
19,149
Marine Transportation  0.1%
Kirby (1) 4,725 642
642
Passenger Airlines  0.3%
Alaska Air Group (1) 9,982 521
American Airlines Group (1) 57,846 1,045
1,566
Professional Services  1.8%
Amentum Holdings (1) 13,400 277
Booz Allen Hamilton Holding  10,608 644
CACI International, Class A (1) 1,939 898
ExlService Holdings (1) 13,004 336
FTI Consulting (1) 2,683 400
Genpact  13,821 380
KBR  11,022 381
Parsons (1) 3,252 170

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Paycom Software  3,692 464
Paylocity Holding (1) 3,926 410
Planet Labs (1) 24,737 820
Robert Half  8,666 266
Science Applications International  3,872 428
SS&C Technologies Holdings  18,471 1,146
TransUnion  17,145 1,237
UL Solutions, Class A  6,805 693
8,950
Trading Companies & Distributors  2.7%
Applied Industrial Technologies  3,259 1,102
Core & Main, Class A (1) 16,616 802
Ferguson Enterprises  17,042 4,045
MSC Industrial Direct, Class A  4,083 486
QXO (1)(2) 57,510 994
SiteOne Landscape Supply (1) 3,931 450
Sunbelt Rentals Holdings  36,535 2,733
Watsco (2) 3,111 1,296
WESCO International  4,260 1,471
13,379
Total Industrials & Business Services 118,576
INFORMATION TECHNOLOGY  20.5%
Communications Equipment  0.4%
Applied Optoelectronics (1) 6,841 1,014
Ubiquiti  373 199
Viavi Solutions (1) 20,501 979
2,192
Electronic Equipment, Instruments & Components  2.5%
Advanced Energy Industries  3,360 1,253
Arrow Electronics (1) 4,512 963
Avnet  7,193 639
Cognex  14,791 1,071
Fabrinet (1) 3,189 1,792
Ingram Micro Holding  3,861 106
IPG Photonics (1) 2,255 265
Littelfuse  2,204 1,004
Ralliant  9,928 731
Sanmina (1) 4,498 1,138
TD SYNNEX  6,817 1,822
TTM Technologies (1) 9,074 1,697
Vontier  12,313 357
12,838

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
IT Services  5.5%
Amdocs  9,526 481
Applied Digital (1) 22,583 842
Cloudflare, Class A (1) 28,146 6,904
CoreWeave, Class A (1) 30,978 3,084
DigitalOcean Holdings (1) 7,188 1,129
EPAM Systems (1) 4,472 355
Kyndryl Holdings (1) 19,547 221
MongoDB (1) 6,941 2,331
Okta (1) 15,008 2,048
Snowflake (1) 29,830 7,592
Twilio, Class A (1) 13,169 2,717
27,704
Semiconductors & Semiconductor Equipment  6.3%
Allegro MicroSystems (1)(2) 10,994 765
Amkor Technology  11,054 953
Astera Labs (1) 13,635 6,586
Cirrus Logic (1) 4,505 669
Credo Technology Group Holding (1) 14,671 3,990
Enphase Energy (1) 11,524 567
Entegris  13,537 2,435
FormFactor (1) 6,879 1,100
GLOBALFOUNDRIES  11,182 922
Lattice Semiconductor (1) 12,130 1,855
MACOM Technology Solutions Holdings (1) 5,959 2,267
MKS  5,973 2,657
Onto Innovation (1) 4,412 1,670
Qorvo (1) 7,471 697
Rambus (1) 9,574 1,271
Semtech (1) 8,254 1,336
SiTime (1) 1,979 1,475
Universal Display  3,781 327
31,542
Software  5.0%
Appfolio, Class A (1) 2,004 321
Atlassian, Class A (1) 15,037 1,170
Aurora Innovation (1) 106,785 728
Bentley Systems, Class B (2) 14,732 440
BILL Holdings (1) 7,618 275
BitMine Immersion Technologies  49,976 665
CCC Intelligent Solutions Holdings (1) 48,151 248
Circle Internet Group (1) 15,927 998

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Docusign (1) 17,169 763
Dolby Laboratories, Class A (2) 5,226 275
Dropbox, Class A (1) 13,357 367
Dynatrace (1) 26,363 1,158
Elastic (1) 8,199 468
Figma, Class A (1) 18,724 339
Gitlab, Class A (1) 12,697 388
Guidewire Software (1) 7,493 922
HubSpot (1) 4,401 803
IREN (1) 28,766 1,315
Klaviyo, Class A (1) 12,211 184
Manhattan Associates (1) 5,184 722
Nutanix, Class A (1) 23,069 1,176
Pegasystems  7,797 234
Procore Technologies (1) 11,002 447
RingCentral, Class A  6,464 252
Rubrik, Class A (1) 13,741 1,103
SailPoint (1)(2) 6,161 90
Samsara, Class A (1) 30,470 988
SentinelOne, Class A (1) 28,896 490
Strategy (1) 29,148 2,534
Terawulf (1) 32,049 792
UiPath, Class A (1)(2) 35,046 381
Unity Software (1) 31,961 913
Zoom Communications (1) 23,681 2,044
Zscaler (1) 9,304 1,313
25,306
Technology Hardware, Storage & Peripherals  0.8%
Everpure, Class A (1) 27,780 2,189
IonQ (1)(2) 32,682 1,740
3,929
Total Information Technology 103,511
MATERIALS  4.8%
Chemicals  1.3%
Axalta Coating Systems (1) 18,928 648
Celanese  10,072 463
Eastman Chemical  10,064 674
Element Solutions  20,235 966
NewMarket  547 433
Olin  9,978 198
RPM International  11,238 1,249
Scotts Miracle-Gro  3,902 266

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Solstice Advanced Materials  14,171 1,256
Westlake  2,895 211
6,364
Construction Materials  0.2%
Eagle Materials  2,761 621
James Hardie Industries (1)(2) 13,112 343
964
Containers & Packaging  0.6%
AptarGroup  5,619 703
Crown Holdings  9,882 1,105
Graphic Packaging Holding  25,655 271
Silgan Holdings (2) 7,774 361
Sonoco Products  8,830 498
2,938
Metals & Mining  2.7%
Alcoa  23,440 1,222
Almonty Industries (1) 19,064 316
Anglogold Ashanti  44,993 3,640
Aura Minerals  3,566 224
Cleveland-Cliffs (1) 50,982 479
Coeur Mining  91,495 1,493
Hecla Mining  56,060 865
MP Materials (1)(2) 12,717 712
Reliance  4,536 1,695
Royal Gold  7,552 1,507
Southern Copper  8,199 1,429
13,582
Total Materials 23,848
REAL ESTATE  4.5%
Diversified Real Estate Investment Trusts  0.3%
WP Carey, REIT  19,684 1,407
1,407
Health Care Real Estate Investment Trusts  0.6%
American Healthcare REIT, REIT  16,923 882
Healthcare Realty Trust, REIT  29,692 599
Janus Living, Class A-1, REIT  4,068 117
Medical Properties Trust, REIT (2) 43,722 202
Omega Healthcare Investors, REIT  26,534 1,265
3,065
Industrial Real Estate Investment Trusts  0.7%
Americold Realty Trust, REIT  25,817 406

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
EastGroup Properties, REIT  4,729 958
First Industrial Realty Trust, REIT  11,692 717
Lineage, REIT  6,098 264
Rexford Industrial Realty, REIT  19,975 669
STAG Industrial, REIT  16,965 645
3,659
Office Real Estate Investment Trusts  0.3%
Cousins Properties, REIT  14,725 442
Kilroy Realty, REIT  10,274 385
Vornado Realty Trust, REIT  15,527 610
1,437
Real Estate Management & Development  0.4%
Howard Hughes Holdings (1) 2,731 195
Jones Lang LaSalle (1) 4,101 1,271
Zillow Group, Class A (1) 3,506 110
Zillow Group, Class C (1) 14,402 454
2,030
Residential Real Estate Investment Trusts  0.7%
American Homes 4 Rent, Class A, REIT  29,728 997
Equity LifeStyle Properties, REIT  17,103 1,102
Sun Communities, REIT  10,868 1,303
3,402
Retail Real Estate Investment Trusts  0.5%
Agree Realty, REIT (2) 10,482 794
Brixmor Property Group, REIT  27,021 852
NNN REIT, REIT  16,764 780
2,426
Specialized Real Estate Investment Trusts  1.0%
CubeSmart, REIT  20,055 798
EPR Properties, REIT  6,662 387
Fermi (1) 18,034 165
Gaming & Leisure Properties, REIT  24,121 1,074
Lamar Advertising, Class A, REIT  7,598 1,185
Millrose Properties, REIT  13,823 415
National Storage Affiliates Trust, REIT (2) 6,257 278
Rayonier, REIT  26,577 566
4,868
Total Real Estate 22,294
UTILITIES  1.5%
Electric Utilities  0.5%
IDACORP (2) 4,909 743

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
OGE Energy  18,250 888
Oklo (1)(2) 12,461 652
2,283
Gas Utilities  0.3%
MDU Resources Group  18,188 386
National Fuel Gas  8,336 643
UGI  19,050 658
1,687
Independent Power & Renewable Electricity
Producers  0.5%
Brookfield Renewable  12,221 454
Clearway Energy, Class C  10,573 361
Talen Energy (1) 4,012 1,542
2,357
Water Utilities  0.2%
Essential Utilities  25,107 962
962
Total Utilities 7,289
Total Common Stocks (Cost $411,355) 502,132
EQUITY FUNDS  0.2%
State Street SPDR S&P MidCap 400 ETF Trust  1,439 1,012
Total Equity Funds (Cost $990) 1,012
SHORT-TERM INVESTMENTS  0.1%
Money Market Funds  0.1%
T. Rowe Price Government Reserve Fund, 3.69% (3)(4) 703,417 703
Total Short-Term Investments (Cost $703) 703

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  2.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 2.9%
Money Market Funds 2.9%
T. Rowe Price Treasury Reserve Fund, 3.66% (3)(4) 14,419,757 14,420
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 14,420
Total Securities Lending Collateral (Cost $14,420) 14,420
Total Investments in Securities
102.9% of Net Assets
(Cost $427,468) $ 518,267
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3. All or a portion of this security is on loan at June 30, 2026.
(3) Seven-day yield
(4) Affiliated Companies
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Mid-Cap Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.69% $ — $ — $ 8
T. Rowe Price Treasury Reserve Fund, 3.66% — — —++
Totals $ —# $ — $ 8+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
T. Rowe Price Government
Reserve Fund, 3.69% $ 472  ¤  ¤ $ 703
T. Rowe Price Treasury
Reserve Fund, 3.66% 10,279  ¤  ¤ 14,420
Total $ 15,123^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $8 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $15,123.

T. ROWE PRICE Mid-Cap Index Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $427,468) $ 518,267
Receivable for investment securities sold 718
Receivable for shares sold 499
Dividends receivable 322
Due from affiliates 37
Other assets 8
Total assets 519,851
Liabilities
Obligation to return securities lending collateral 14,420
Payable for investment securities purchased 1,226
Payable for shares redeemed 79
Investment management fees payable 36
Other liabilities 344
Total liabilities 16,105
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 503,746
Net Assets Consist of:
Total distributable earnings (loss) $ 109,888
Paid-in capital applicable to 19,877,573 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 393,858
NET ASSETS $ 503,746
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $125; Shares outstanding: 4,922) $ 25.32
I Class
(Net assets: $183,395; Shares outstanding: 7,243,490) $ 25.32
Z Class
(Net assets: $320,226; Shares outstanding: 12,629,161) $ 25.36

T. ROWE PRICE Mid-Cap Index Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $13) $ 2,245
Securities lending 34
Other 3
Total income 2,282
Expenses
Investment management 180
Shareholder servicing
I Class 31
Prospectus and shareholder reports
I Class
$
2
Z Class 2 4
Custody and accounting 159
Legal and audit 17
Directors 1
Miscellaneous 9
Waived / paid by Price Associates (286)
Total expenses 115
Net investment income 2,167
Realized and Unrealized Gain / Loss –
Net realized gain on securities 17,315
Change in net unrealized gain / loss on securities 42,080
Net realized and unrealized gain / loss 59,395
INCREASE IN NET ASSETS FROM OPERATIONS $ 61,562

T. ROWE PRICE Mid-Cap Index Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 2,167 $ 3,160
Net realized gain 17,315 19,878
Change in net unrealized gain / loss 42,080 13,207
Increase in net assets from operations 61,562 36,245
Distributions to shareholders
Net earnings
Investor Class – (7)
I Class – (9,526)
Z Class – (11,647)
Decrease in net assets from distributions – (21,180)
Capital share transactions
*
Shares sold
I Class 8,340 16,573
Z Class 107,075 108,309
Distributions reinvested
I Class – 9,526
Z Class – 11,647
Shares redeemed
I Class (5,600) (15,285)
Z Class (15,096) (33,311)
Increase in net assets from capital share
transactions 94,719 97,459

T. ROWE PRICE Mid-Cap Index Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Net Assets
Increase during period 156,281 112,524
Beginning of period 347,465 234,941
End of period $ 503,746 $ 347,465
*Share information (000s)
Shares sold
I Class 361 780
Z Class 4,676 4,926
Distributions reinvested
I Class – 419
Z Class – 512
Shares redeemed
I Class (245) (711)
Z Class (642) (1,463)
Increase in shares outstanding 4,150 4,463

T. ROWE PRICE Mid-Cap Index Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Mid-Cap Index Fund (the
fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index
(for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of mid-
capitalization U.S. stocks. The fund is available for investment only by mutual funds, college savings plans, and other institutional client accounts managed by T. Rowe Price Associates, Inc., or its affiliates and is not available for direct purchase by members of the public. The fund has three classes of shares: the
Mid-Cap Index Fund (Investor Class), the Mid-Cap Index Fund–I Class (I Class)
and the Mid-Cap Index Fund–Z Class (Z Class). I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe
Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Mid-Cap Index Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Mid-Cap Index Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Mid-Cap Index Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those
values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Mid-Cap Index Fund

Valuation Inputs   On June 30, 2026, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2026, the value of loaned securities was $23,257,000; the aggregate value of collateral was $23,799,000 and consisted of cash collateral and related investments of $14,420,000 and
U.S. government securities of $9,379,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $239,922,000 and
$142,893,000, respectively, for the six months ended June 30, 2026.

T. ROWE PRICE Mid-Cap Index Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $435,182,000. Net unrealized gain aggregated
$83,085,000 at period-end, of which $111,178,000 related to appreciated investments and $28,093,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE Mid-Cap Index Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at

T. ROWE PRICE Mid-Cap Index Fund

the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended June 30, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $510,000 remain subject to repayment by the fund at June 30, 2026. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2026, expenses incurred pursuant to these service agreements were $64,000 for Price
Associates and less than $1,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.27% 0.05% 0.00%
Expense limitation date 02/29/28 02/29/28 N/A
(Waived)/repaid during the period ($000s) $—
(1)
$(68) $(218)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Mid-Cap Index Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2026, the fund was charged $31,000 for shareholder servicing costs related to the college savings plans, which is net of a reimbursement by Price of $3,000. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
June 30, 2026, approximately 93% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2026, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Treasury Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of June 30, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 4,922 shares of the Investor Class, representing 100% of the Investor Class's net assets.

T. ROWE PRICE Mid-Cap Index Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Mid-Cap Index Fund

NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Mid-Cap Index Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory
Contract. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management

T. ROWE PRICE Mid-Cap Index Fund

of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund. In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Mid-Cap Index Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or the
Adviser had not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the
advisory fees that the Adviser receives from the fund. The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size, and have also benefitted from management fee reductions over the years. In addition, the fund is subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its management fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the management fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Mid-Cap Index Fund

In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group) and third quintile (Expense Universe), and the fund’s total expenses ranked in the fourth quintile (Expense Group and Expense Universe). The information provided to the
Board for the fund’s I Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense Group) and third quintile (Expense
Universe).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Mid-Cap Index Fund

The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F32-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026